Income Taxes - Schedule of Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amount
Tax benefit computed at Federal statutory income tax rate							$ 4,927	$ 1,922	$ (896)
Permanent items							0	124	100
State tax expense, net of Federal benefit							1,426	901	(62)
Valuation allowance							(13,710)	(2,125)	755
Rate change							(56)	0	0
Other							(28)	385	27
(Benefit from) provision for income taxes			$ (2,210)	$ (8,561)	$ (20,214)	$ (7,387)	$ (7,441)	$ 1,207	$ (76)
Percent
Tax benefit computed at Federal statutory income tax rate							21.00%	21.00%	21.00%
Permanent items							0.00%	1.40%	(2.30%)
State tax expense, net of Federal benefit							6.10%	9.80%	1.50%
Valuation allowance							(58.40%)	(23.20%)	(17.70%)
Rate change							(0.20%)	0.00%	0.00%
Other							(0.10%)	4.20%	(0.60%)
(Benefit from) provision for income taxes	9.70%	1.00%					(31.60%)	13.20%	1.90%